MANAGEMENT OF FINANCIAL RISKS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures Of Financial Risk Management [Abstract]
Disclosure of liquidity risk

As of December 31, 2020 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	2,400	—	—	2,400
Conditional advances	—	—	4,421	4,421
Bank loans	98	7,929	2,071	10,098
Other financial liabilities	—	35	—	35
Lease liabilities	1,607	5,151	4,046	10,804
Trade and fixed assets payables	4,792	—	—	4,792
Total	8,897	13,115	10,538	32,550

As of December 31, 2021 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes				—
Conditional advances			5,281	5,281
Bank loans	164	9,438	475	10,077
Other financial liabilities		38		38
Lease liabilities	1,817	4,803	3,359	9,979
Trade and fixed assets payables	2,487			2,487
Total	4,468	14,279	9,115	27,862

As of December 31, 2022 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes				—
Conditional advances			—	—
Bank loans	2,565	7,508	—	10,073
Other financial liabilities		40		40
Lease liabilities	775	1,968	712	3,455
Trade and fixed assets payables	1,562			1,562
Total	4,902	9,516	712	15,130

Sensitivity analysis for types of market risk	A deterioration of the U.S dollars versus the 1.0666 closing rate at December 31, 2022 could impact the financial assets and liabilities as follows:

	As of December 31, 2022		Sensitivity
(in thousands)	USD	EUR	+ 1%	+ 5%	+ 10%
Financial assets	16,971	15,912	(158)	(758)	(1,447)
of which cash and cash equivalents	16,399	15,375	(152)	(732)	(1,398)
Financial liabilities	1,848	1,732	(17)	(82)	(157)